Segments and Related Information - Reconciliation of Net Loss from Segments to Consolidated (Details) - USD ($)	3 Months Ended		9 Months Ended				11 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Oct. 02, 2021	Sep. 30, 2021	Oct. 03, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net loss	$ (809,740)	$ (800)		$ (1,422,448)		$ (885)	$ (1,225)		$ (975)
BCP QUALTEK HOLDCO, LLC
Segment Reporting Information [Line Items]
Adjusted EBITDA			$ 55,991,000		$ 26,627,000				13,139,000	$ 31,870,000
Management fees			(751,000)		(391,000)				(518,000)	(541,000)
Transaction expenses			(2,875,000)		(567,000)				(988,000)	(4,257,000)
Change in fair value of contingent consideration			4,544,000						(7,081,000)	(6,149,000)
Impairment of goodwill			0		0				(28,802,000)	(8,132,000)
Impairment of long-lived assets										(840,000)
Depreciation and amortization			(39,136,000)		(34,761,000)				(46,475,000)	(40,103,000)
Interest expense			(35,778,000)		(28,824,000)				(37,659,000)	(33,380,000)
Net loss			(28,555,000)		(39,624,000)			$ (28,555,000)	(98,087,000)	(67,794,000)
Telecom | BCP QUALTEK HOLDCO, LLC
Segment Reporting Information [Line Items]
Adjusted EBITDA			26,907,000		16,028,000				2,409,000	37,063,000
Impairment of goodwill			(36,934,000,000)						(28,802,000)	(8,132,000)
Depreciation and amortization			(29,767,000)		(30,539,000)				(40,588,000)	(35,411,000)
Renewables and Recovery Logistics | BCP QUALTEK HOLDCO, LLC
Segment Reporting Information [Line Items]
Adjusted EBITDA			42,181,000		24,227,000				28,943,000	11,442,000
Impairment of goodwill			0
Depreciation and amortization			(8,644,000)		(3,734,000)				(5,259,000)	(4,250,000)
Corporate | BCP QUALTEK HOLDCO, LLC
Segment Reporting Information [Line Items]
Adjusted EBITDA			(13,097,000)		(13,628,000)				(18,213,000)	(16,635,000)
Depreciation and amortization			$ (726,000)		$ (487,000)				$ (628,000)	$ (442,000)